INV INST | BLACKROCK SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO
Fund Overview Key Facts About BlackRock Science & Technology Opportunities Portfolio
Investment Objective
The investment objective of BlackRock Science & Technology Opportunities Portfolio ("Science & Technology Opportunities" or the "Fund"), a series of BlackRock FundsSM (the "Trust"), is to provide long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Science & Technology Opportunities. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC ("BlackRock"). More information about these and other discounts is available from your financial professional and in the "Details About the Share Classes" section on page 47 of the Fund's prospectus and in the "Purchase of Shares" section on page II-58 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - INV INST BLACKROCK SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.50%	[2]	1.00%	[3]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no Initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details About the Share Classes — Investor B Shares" for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses - INV INST BLACKROCK SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO		Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	1.00%	none	0.50%
Other Expenses		0.64%	0.77%	0.78%	0.56%	0.60%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.80%	2.68%	2.69%	1.47%	2.01%
Fee Waivers and/or Expense Reimbursements	[2]				(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	1.80%	2.68%	2.69%	1.40%	2.01%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 62-70, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.80% (for Investor A Shares), 2.73% (for Investor B and Investor C Shares), 1.39% (for Institutional Shares) and 2.57% (for Class R Shares) until February 1, 2013. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - INV INST BLACKROCK SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	698	1,062	1,449	2,530
Investor B Shares	721	1,182	1,620	2,800
Investor C Shares	372	835	1,425	3,022
Institutional Shares	143	458	796	1,751
Class R Shares	204	630	1,083	2,338

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - INV INST BLACKROCK SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Investor B Shares	271	832	1,420	2,800
Investor C Shares	272	835	1,425	3,022

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, Science & Technology Opportunities invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. science and technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or use of technology. The Fund may invest up to 25% of its net assets in emerging market countries.

Some of the industries likely to be represented in the Fund's portfolio holdings include: application software, IT consulting and services, internet software and services, networking equipment, telecom equipment, computer hardware, computer storage and peripherals, electronic equipment and instruments, semiconductors and equipment, aerospace and defense, electrical components and equipment, biotechnology, pharmaceuticals, healthcare equipment and supplies, healthcare distribution and services, healthcare facilities, industrial gases, specialty chemicals, advanced materials, integrated telecom services, alternative carriers and wireless telecommunication services.

The Fund primarily invests in common stock but may also invest in preferred stock and convertible securities. The Fund may also invest in Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers. From time to time the Fund may invest in shares of companies through initial public offerings ("IPOs").

The Fund may, when consistent with the Fund's investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may, but under normal market conditions generally does not intend to, use derivatives for speculation to increase returns.

Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in Science & Technology Opportunities, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■	Concentration Risk — The Fund's strategy of concentrating in science and technology companies means that its performance will be closely tied to the performance of a particular market segment. The Fund's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.
■	Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
■	Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
■	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative.
Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
■	Equity Securities Risk — Stock markets are volatile. The price of the equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.
■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
—	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
—	Changes in foreign currency exchange rates can affect the value of the Fund's portfolio.
—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
■	Geographic Concentration Risk — From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund's investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

■	Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
■	Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
■	Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
■	"New Issues" Risk — "New Issues" are initial public offerings of U.S. equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.
■	Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.
■	Technology Securities Risk — Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies.

Performance Information
The information shows you how Science & Technology Opportunities' performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the NYSE Arca Tech 100 IndexSM. The returns for Class R Shares prior to October 2, 2006, the commencement of operations of Class R Shares, are based upon performance of the Fund's Institutional Shares. The returns for Class R Shares, however, are adjusted to reflect the class-specific fees applicable to Class R Shares at the time of such share class' launch. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. Updated information on the Fund's results can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.

Investor A Shares ANNUAL TOTAL RETURNS BlackRock Science & Technology Opportunities Portfolio As of 12/31
[1]	A portion of the Fund's total return was attributable to proceeds received in the fiscal year ended September 30, 2009 in a settlement of litigation.

During the periods shown in the bar chart, the highest return for a quarter was 29.92% (quarter ended June 30, 2003) and the lowest return for a quarter was –22.29% (quarter ended December 31, 2008).
As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns - INV INST BLACKROCK SCIENCE & TECHNOLOGY OPPORTUNITIES PORTFOLIO	1 Year	5 Years		10 Years
Investor A Shares	(15.93%)	2.12%	[1]	3.38%	[1]
Investor A Shares Return After Taxes on Distributions	(15.93%)	2.12%	[1]	3.38%	[1]
Investor A Shares Return After Taxes on Distributions and Sale of Shares	(10.36%)	1.81%	[1]	2.94%	[1]
Investor B Shares	(16.15%)	1.95%	[1]	3.27%	[1]
Investor C Shares	(12.98%)	2.31%	[1]	3.07%	[1]
Institutional Shares	(11.00%)	3.61%	[1]	4.38%	[1]
Class R Shares	(11.59%)	2.85%	[1]	3.59%	[1]
NYSE Arca Tech 100 IndexSM (Reflects no deduction for fees, expenses or taxes)	0.27%	5.09%		5.21%
[1]	A portion of the Fund's total return was attributable to proceeds received in the fiscal year ended September 30, 2009 in a settlement of litigation.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.